Ordinary Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ordinary Shares [Abstract]
ORDINARY SHARES

13. ORDINARY SHARES

The Company’s Amended and Restated Certificate of Incorporation authorizes 100,000,000 ordinary shares with a par value of $0.01 per share.

As of December 31, 2020 and June 30, 2021, the Company had 617,880 ordinary shares issued and outstanding.

On July 23, 2021, upon the completion of the merger between Microvast and Tuscan Holdings Corp., all of the ordinary shares were converted into common shares of the combined company at an exchange ratio of 160.3 as disclosed in Note 21.

16. ORDINARY SHARES

The Company’s Amended and Restated Certificate of Incorporation authorizes 100,000,000 ordinary shares with a par value of $0.01 per share. As of December 31, 2019 and 2020, the Company had 617,880 ordinary shares issued and outstanding.